DIVIDENDS PAID AND PROPOSED (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Dividends recognised as distributions to owners	$ 0.0	$ 0.0